Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,260,896.62

Principal:
Principal Collections	$18,996,042.61
Prepayments in Full	$12,969,489.15
Liquidation Proceeds	$354,383.10
Recoveries	$39,833.73
Sub Total	$32,359,748.59
Collections	$34,620,645.21

Purchase Amounts:
Purchase Amounts Related to Principal	$590,950.82
Purchase Amounts Related to Interest	$3,770.26
Sub Total	$594,721.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,215,366.29

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$35,215,366.29
Servicing Fee	$486,979.60	$486,979.60	$0.00	$0.00	$34,728,386.69
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,728,386.69
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$34,728,386.69
Interest - Class A-3 Notes	$147,345.07	$147,345.07	$0.00	$0.00	$34,581,041.62
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$34,433,483.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,433,483.29
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$34,349,997.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,349,997.21
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$34,280,663.88
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,280,663.88
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$34,182,997.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,182,997.21
Regular Principal Payment	$31,911,862.06	$31,911,862.06	$0.00	$0.00	$2,271,135.15
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,271,135.15
Residuel Released to Depositor	$0.00	$2,271,135.15	$0.00	$0.00	$0.00
Total		$35,215,366.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$31,911,862.06
Total					$31,911,862.06
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$31,911,862.06	$48.50	$147,345.07	$0.22	$32,059,207.13	$48.72
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$31,911,862.06	$15.64	$545,389.48	$0.27	$32,457,251.54	$15.91

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$245,575,109.47	0.3732145	$213,663,247.41	0.3247162
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$562,635,109.47	0.2758205	$530,723,247.41	0.2601763

Pool Information
Weighted Average APR	4.557%	4.557%
Weighted Average Remaining Term	33.79	32.93
Number of Receivables Outstanding	41,529	40,357
Pool Balance	$584,375,524.37	$551,153,436.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$562,635,109.47	$530,723,247.41
Pool Factor	0.2810910	0.2651108

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$20,430,188.67
Targeted Overcollateralization Amount	$20,430,188.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$20,430,188.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	30

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		119	$311,222.61
(Recoveries)		165	$39,833.73
Net Losses for Current Collection Period			$271,388.88
Cumulative Net Losses Last Collection Period			$11,715,451.77
Cumulative Net Losses for all Collection Periods			$11,986,840.65

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.56%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.31%	750	$12,718,603.66
61-90 Days Delinquent	0.37%	105	$2,044,225.50
91-120 Days Delinquent	0.07%	21	$399,586.49
Over 120 Days Delinquent	0.25%	74	$1,355,625.85
Total Delinquent Receivables	3.00%	950	$16,518,041.50

Repossession Inventory:
Repossessed in the Current Collection Period		19	$298,872.60
Total Repossessed Inventory		34	$614,590.65

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3855%
Preceding Collection Period			0.6699%
Current Collection Period			0.5736%
Three Month Average			0.5430%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4199%
Preceding Collection Period			0.3925%
Current Collection Period			0.4956%
Three Month Average			0.4360%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer